LEASES - Narrative (Details) $ in Millions	3 Months Ended			12 Months Ended
	Nov. 30, 2019 USD ($) Facility Store	Sep. 07, 2019 Leaseback	Sep. 07, 2019 Transaction	Feb. 29, 2020 USD ($)	Feb. 23, 2019 USD ($) Transaction Facility	Feb. 24, 2018 USD ($) Properties Store
Sale Leaseback Transaction [Line Items]
Number of sale leaseback transactions		3	3		3
Number of properties sold and leaseback | Store	53					94
Aggregate purchase price, net of closing costs	$ 931.3				$ 950.0	$ 962.0
Operating lease right-of-use assets				$ 5,867.4
Sale-leaseback (gain) loss	463.6			487.1	362.5	$ 360.1
Lease term of sale-leaseback						20 years
Aggregate initial annual rent payment	$ 53.0				$ 55.0	$ 65.0
Future minimum sublease income				$ 340.1
Number of facilities | Facility	1				7
Renewal options period						5 years
Annual lease rent payments for number of properties | Properties						94
Qualified for sale leaseback and operating lease accounting number of properties | Properties						80
Disqualified for sale leaseback and operating lease accounting number of properties | Properties						14
Subsequently qualified for sale leaseback and operating lease accounting number of properties | Properties						12
Lease Agreements
Sale Leaseback Transaction [Line Items]
Operating lease right-of-use assets	$ 602.5
Minimum
Sale Leaseback Transaction [Line Items]
Lease term of sale-leaseback	15 years				15 years
Percent increase in rent payment	1.50%				1.50%
Maximum
Sale Leaseback Transaction [Line Items]
Lease term of sale-leaseback	20 years				20 years
Percent increase in rent payment	1.75%				1.75%